Average Annual Total Returns{- Fidelity SAI Inflation-Focused Fund} - 07.31 Fidelity SAI Inflation-Focused Fund PRO-05 - Fidelity SAI Inflation-Focused Fund	Fidelity SAI Inflation-Focused Fund Return Before Taxes Past 1 year	Fidelity SAI Inflation-Focused Fund Return Before Taxes Since Inception		Fidelity SAI Inflation-Focused Fund After Taxes on Distributions Past 1 year	Fidelity SAI Inflation-Focused Fund After Taxes on Distributions Since Inception		Fidelity SAI Inflation-Focused Fund After Taxes on Distributions and Sales Past 1 year	Fidelity SAI Inflation-Focused Fund After Taxes on Distributions and Sales Since Inception		DJ010 Past 1 year	DJ010 Since Inception
Total	32.59%	13.02%	[1]	17.61%	7.85%	[1]	19.08%	7.87%	[1]	27.11%	8.81%	[1]

[1]	(a)From December 20, 2018